FAIR VALUE MEASUREMENTS - Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($)			12 Months Ended
	Sep. 23, 2020	Jun. 27, 2019	Dec. 31, 2021	Dec. 31, 2020	May 12, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			$ 3,971,600,000	$ 4,154,300,000
Liabilities			(1,654,500,000)	(1,608,800,000)
Borrowing costs capitalised			31,400,000	24,500,000
Unamortized Deferred Gains
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			1,900,000
5.75% senior notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowing costs capitalised	$ 7,500,000
5.75% senior notes | Unamortized deferred transactions costs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowing costs capitalised			6,300,000	7,200,000
Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest rate		5.23%			5.95%
Borrowing costs capitalised		$ 300,000
Equipment loans | Unamortized deferred transactions costs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowing costs capitalised			200,000	200,000
Carrying Amount
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			728,600,000	1,078,100,000
Liabilities			(505,300,000)	(517,700,000)
Carrying Amount | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(3,000,000.0)
Carrying Amount | Option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities				(12,000,000.0)
Carrying Amount | Option contracts | Gold price contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(700,000)
Carrying Amount | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(29,200,000)	(23,300,000)
Carrying Amount | Long-term debt | 5.75% senior notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(453,500,000)
Carrying Amount | Long-term debt | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(18,900,000)	(28,200,000)
Carrying Amount | Long-term debt | 7.0% Senior Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities				(454,200,000)
Carrying Amount | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			544,900,000	941,500,000
Carrying Amount | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			7,600,000	6,000,000.0
Carrying Amount | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			42,200,000	38,600,000
Carrying Amount | Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			40,400,000	16,400,000
Carrying Amount | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			4,700,000	6,200,000
Carrying Amount | Deferred consideration from the sale of Sadiola
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			18,900,000	14,300,000
Carrying Amount | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			24,500,000	35,100,000
Carrying Amount | Option contracts | Oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			38,500,000	3,500,000
Carrying Amount | Option contracts | Gold price contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			1,700,000	8,100,000
Carrying Amount | Extendible forward arrangement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			3,700,000
Carrying Amount | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			1,500,000	8,400,000
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			728,600,000	1,078,100,000
Liabilities			(498,000,000.0)	(524,600,000)
Recurring fair value measurement | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(3,000,000)	0
Recurring fair value measurement | Option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(700,000)	(12,000,000.0)
Recurring fair value measurement | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(29,200,000)	(23,300,000)
Recurring fair value measurement | Long-term debt | 5.75% senior notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(446,000,000.0)
Recurring fair value measurement | Long-term debt | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(19,100,000)	(28,900,000)
Recurring fair value measurement | Long-term debt | 7.0% Senior Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities				(460,400,000)
Recurring fair value measurement | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			544,900,000	941,500,000
Recurring fair value measurement | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			7,600,000	6,000,000.0
Recurring fair value measurement | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			42,200,000	38,600,000
Recurring fair value measurement | Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			40,400,000	16,400,000
Recurring fair value measurement | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			4,700,000	6,200,000
Recurring fair value measurement | Deferred consideration from the sale of Sadiola
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			18,900,000	14,300,000
Recurring fair value measurement | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			24,500,000	35,100,000
Recurring fair value measurement | Option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			1,700,000	8,100,000
Recurring fair value measurement | Option contracts | Oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			38,500,000	3,500,000
Recurring fair value measurement | Extendible forward arrangement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			3,700,000
Recurring fair value measurement | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			1,500,000	8,400,000
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			639,400,000	1,008,300,000
Liabilities			(446,000,000.0)	(460,400,000)
Recurring fair value measurement | Level 1 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0
Recurring fair value measurement | Level 1 | Option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities				0
Recurring fair value measurement | Level 1 | Option contracts | Gold price contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0
Recurring fair value measurement | Level 1 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0	0
Recurring fair value measurement | Level 1 | Long-term debt | 5.75% senior notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(446,000,000.0)
Recurring fair value measurement | Level 1 | Long-term debt | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0	0
Recurring fair value measurement | Level 1 | Long-term debt | 7.0% Senior Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities				(460,400,000)
Recurring fair value measurement | Level 1 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			544,900,000	941,500,000
Recurring fair value measurement | Level 1 | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			7,600,000	6,000,000.0
Recurring fair value measurement | Level 1 | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			42,200,000	38,600,000
Recurring fair value measurement | Level 1 | Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			40,000,000.0	16,000,000.0
Recurring fair value measurement | Level 1 | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			4,700,000	6,200,000
Recurring fair value measurement | Level 1 | Deferred consideration from the sale of Sadiola
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 1 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 1 | Option contracts | Oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 1 | Option contracts | Gold price contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 1 | Extendible forward arrangement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0
Recurring fair value measurement | Level 1 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			69,900,000	55,100,000
Liabilities			(52,000,000.0)	(64,200,000)
Recurring fair value measurement | Level 2 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(3,000,000.0)
Recurring fair value measurement | Level 2 | Option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities				(12,000,000.0)
Recurring fair value measurement | Level 2 | Option contracts | Gold price contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(700,000)
Recurring fair value measurement | Level 2 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(29,200,000)	(23,300,000)
Recurring fair value measurement | Level 2 | Long-term debt | 5.75% senior notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0
Recurring fair value measurement | Level 2 | Long-term debt | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(19,100,000)	(28,900,000)
Recurring fair value measurement | Level 2 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 2 | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 2 | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 2 | Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 2 | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 2 | Deferred consideration from the sale of Sadiola
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 2 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			24,500,000	35,100,000
Recurring fair value measurement | Level 2 | Option contracts | Oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			38,500,000	3,500,000
Recurring fair value measurement | Level 2 | Option contracts | Gold price contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			1,700,000	8,100,000
Recurring fair value measurement | Level 2 | Extendible forward arrangement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			3,700,000
Recurring fair value measurement | Level 2 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			1,500,000	8,400,000
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			19,300,000	14,700,000
Liabilities			0	0
Recurring fair value measurement | Level 3 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0
Recurring fair value measurement | Level 3 | Option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities				0
Recurring fair value measurement | Level 3 | Option contracts | Gold price contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0
Recurring fair value measurement | Level 3 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0	0
Recurring fair value measurement | Level 3 | Long-term debt | 5.75% senior notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0
Recurring fair value measurement | Level 3 | Long-term debt | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0	0
Recurring fair value measurement | Level 3 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 3 | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 3 | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 3 | Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			400,000	400,000
Recurring fair value measurement | Level 3 | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 3 | Deferred consideration from the sale of Sadiola
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			18,900,000	14,300,000
Recurring fair value measurement | Level 3 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 3 | Option contracts | Oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 3 | Option contracts | Gold price contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0	0
Recurring fair value measurement | Level 3 | Extendible forward arrangement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0
Recurring fair value measurement | Level 3 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			$ 0	$ 0